Vessels and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Disclosure of Vessels and Equipment

	As of and for the six months ended June 30, 2026	As of and for the year ended December 31, 2026
(in $ millions)
Cost
At January 1	888.6	888.6
At end of the period	888.6	888.6

	As of and for the six months ended June 30, 2026	As of and for the year ended December 31, 2026
(in $ millions)
Depreciation
At January 1	(64.8)	(35.6)
Charge for the period	(14.6)	(29.2)
At end of the period	(79.4)	(64.8)

Net book value at end of the period	809.2	823.8